STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 11 – STOCK OPTIONS

The following table presents the Company’s stock option activity for employees and directors of the Company for the three months ended June 30, 2025:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2024	29,217	15.38
Granted	-	-
Exercised	-	-
Forfeited or expired	(1,294)	24.14
Outstanding at June 30, 2025	27,923	14.97
Number of options exercisable at June 30, 2025	21,256	19.67

The aggregate intrinsic value of the awards outstanding as of June 30, 2025 was $147. These amounts represent the total intrinsic value, based on the Company’s stock price of $0.23 as of June 30, 2025, less the weighted exercise price. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

Costs incurred in respect of stock-options compensation for employees and directors for the six months ended June 30, 2025 and 2024 were $1 and $0, respectively and less than $1 and $0, for the three months ended June 30, 2025 and 2024, respectively.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 14 – STOCK OPTIONS

On October 18, 2018, the Company adopted the 2018 Share Incentive Plan (the “2018 Equity Incentive Plan”), pursuant to which the Company’s Board of Directors is authorized to grant options to purchase an aggregate of 27,211 shares of Common Stock of the Company. The purpose of the 2018 Equity Incentive Plan is to offer attract and retain the best available personnel, provide incentive to individuals who perform services for the Company and promote the success of the Company’s business.

On July 1, 2020, the Board approved an increase to the share option pool under the 2018 Equity Incentive Plan by 14,210 shares of Common Stock, such that after the increase the total number of shares of Common Stock issuable under the Plan is 41,421 shares of Common Stock.

On August 29, 2022, the Company adopted the 2022 Share Incentive Plan (the “2022 Share Incentive Plan”), pursuant to which the Company’s board of directors is authorized to grant options to purchase up to 142,858 shares of Common Stock. The purpose of the 2022 Share Incentive Plan is (1) to afford an incentive to service providers of the Company or any affiliate of the Company, which now exists or is hereafter is organized or acquired by the Company or its affiliates, to continue as service providers, (2) to increase their efforts on behalf of the Company or its affiliates and (3) to promote the success of the Company’s business, by providing such service providers with opportunities to acquire a proprietary interest in the Company through the issuance of shares or restricted shares of Common Stock, and by the grant of options to purchase shares, restricted share units and other share-based awards.

On March 29, 2023, the board approved an amendment to a consulting agreement pursuant to which the consultant will receive 7,143 restricted shares of Common Stock under the Company’s 2022 Share Incentive Plan instead of options to purchase 6,015 shares of Common Stock.

On July 31, 2023, the board of directors approved and on October 2, 2023, the Company’s stockholders approved an amendment to the Company’s 2022 Share Incentive Plan to increase the number of shares of Common Stock authorized for issuance under the 2022 Share Incentive Plan by an additional 928,572 shares of Common Stock.

On December 20, 2023, the board of directors of the Company approved the issuance of an equity grant to executive officers, directors and consultants under the 2022 Share Incentive Plan of aggregate of 286,784 shares of Common Stock. See note13(17) above).

On September 9, 2024, the board of directors of the Company approved the issuance of an equity grant to executive officers and a consultant under the 2022 Share Incentive Plan of an aggregate of 640,000 shares of Common Stock. See note13(18) above).

On September 9, 2024, the board of directors approved and on November 3, 2024, the Company’s stockholders approved an amendment to the Company’s 2022 Share Incentive Plan to increase the number of shares of Common Stock authorized for issuance under the 2022 Share Incentive Plan by an additional 11,000,000 shares of Common Stock.

On December 23, 2024, the board of directors of the Company approved the issuance of an equity grant to directors under the 2022 Share Incentive Plan of aggregate of 650,000 shares of Common Stock. See note13(19) above).

On December 23, 2024, the board of directors of the Company approved the issuance of an equity grant to employee under the 2022 Share Incentive Plan of an option to purchase 10,000 shares of Common Stock at an exercise price of $0.2153 per share. One-third of the shares subject to the options vest and become exercisable on the first anniversary of the vesting commencement date determined by the Board, and on each subsequent one year anniversary thereafter, over two years provided the Employee remains employed by the Company on each such vesting date, in compliance with this Employment Agreement.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 14 – STOCK OPTIONS (continued)

The fair value of options granted during 2024 was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

2024

Dividend yield	0
Expected volatility (%) (*)	122%
Risk-free interest rate (%) (**)	4.36%
Expected term of options (years) (***)	5.99
Exercise price (US dollars)	0.22
Share price (US dollars)	0.22
Fair value (US dollars)	2

(*)	The expected volatility was based on the historical volatility of the share price of the Company.

(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2024 and 2023:

	Number of Options	Weighted Average Exercise Price

Outstanding at December 31,2022	33,533	21.00
Granted	-	-
Exercised	-	-
Forfeited	(6,015)	8.75
Expired	-	-
Outstanding at December 31,2023	27,518	23.69
Granted	10,000	0.22
Exercised	-	-
Forfeited	(817)	26.46
Expired	(7,484)	24.46
Outstanding on December 31, 2024	29,217	15.38
Number of options exercisable on December 31, 2024	19,217	23.38

The aggregate intrinsic value of the awards outstanding as of December 31, 2024 and 2023 is less than $1 and $0, respectively. These amounts represent the total intrinsic value, based on the Company’s stock price of $0.25 and $2.00 as of December 31, 2024 and 2023, respectively, less the weighted exercise price. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

The total fair value estimation of the non-cash compensation of the 2024 grant was approximately $2. Expenses incurred in respect of stock-based compensation for employees and directors, for the year ended December 31, 2024 and 2023 were $1 and $23, respectively. The Group did not recognize an income tax benefit related to stock-based compensation as it is not recognized for tax purposes in Israel and a full valuation allowance was recorded as it relates to the deferred tax asset of the Company.

As of December 31, 2024, there were options to purchase 21,296 shares available for future grants under the 2018 Equity Incentive Plan and options to purchase 10,341,787 shares available for future grants under the 2022 Share Incentive Plan

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)